Document And Entity Information (USD $)	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2011	Dec. 21, 2011 Common Class B [Member]	Dec. 21, 2011 Common Class A [Member]
Entity Registrant Name	HOVNANIAN ENTERPRISES INC
Document Type	8-K
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding			14,543,979	80,998,420
Entity Public Float		$ 216,854,662
Amendment Flag	false
Entity Central Index Key	0000357294
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY